[DECHERT LETTERHEAD]



April 4, 2008


VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      Russell Investment Funds
         File Nos. 033-18030 and 811-5371

Dear Sir or Madam:

         Included herewith for filing on behalf of Russell Investment Funds (the "Trust"), pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act"), is one copy, including exhibits, of Post-Effective Amendment No. 31 to the Trust's Registration Statement on Form N-1A (the "Amendment"). This Amendment is being filed solely for the purpose of extending the effective date of Post-Effective Amendment No. 30, which was previously filed as of February 7, 2008. The Trust has incorporated in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 30 into Part A, Part B and Part C, respectively, of this Amendment.

         Pursuant to Rule 485(b), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on April 30, 2008. No fees are required in connection with this filing.

         The undersigned hereby represents that the Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act. Please contact me at (617) 728-7155 or John V. O'Hanlon, Esq. at (617) 728-7111 with any comments or questions concerning this Amendment.

                                                 Very truly yours,

                                                 /s/ Joshua A. Weinberg
                                                 Joshua A. Weinberg


cc: John V. O'Hanlon, Esq.
    Mary Beth Rhoden, Esq.